Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Fair Value, Liabilities Measured on Recurring Basis (Details) (USD $)	Dec. 31, 2012
Derivative Liability, Fair Value, Gross Asset	$ (5,687,262)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	(5,687,262)
Fair Value, Inputs, Level 3
Derivative Liability, Fair Value, Gross Asset	(5,687,262)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ (5,687,262)